Long-term investments and notes receivable	12 Months Ended
Dec. 31, 2011
Long-term investments and notes receivable
5.	Long-term investments and notes receivable

Long-term investments and notes receivable consist of the following:

	2011	2010
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.	$4,926	$8,197
25% of Class B non-voting shares of Cochrane Power Corporation	5,382	5,775
45% interest in the Algonquin Power (Rattle Brook) Partnership	3,784	3,790
50% interest in the Valley Power Partnership	1,676	1,845
Red Lily Subordinated loan, interest at 12.5% (b)	6,565	6,565
Red Lily Senior loan, interest at 6.31% (b)	13,000	6,100
Chapais Énergie, Société en Commandite 12.1% interest in Tranche A and Tranche B term loans
The loans bear interest at the rate of 10.789% and 4.91%, respectively	2,913	3,329
Silverleaf resorts loan, interest at 15.48% (c)	2,056	2,010
Note Receivable - Twin Falls. The note bears interest at the rate of 6.75%	—	740

	40,302	38,351
Less: current portion	(482)	(1,172)

Total long term investments and notes receivable	$39,820	$37,179

The above notes are secured by the underlying assets of the respective facilities. There is no allowance for doubtful account in regards to the notes receivable as at December 31, 2011 and 2010.

(a)	Red Lily I

The Red Lily I Partnership (‘Partnership”) is owned by an independent investor. The Company provides operation and supervision services to the Red Lily I project, a 26.4 megawatt wind energy facility located in south-eastern Saskatchewan.

The Company’s investment in Red Lily I is in the form of participation in a portion of the senior debt facility, and a subordinated debt facility from the Partnership. APUC has advanced $13,000 (2010 - $6,100) under a senior debt facility to the Partnership. Another third party lender has also advanced $31,000 of senior debt to the Partnership. The Company’s senior loan to the Partnership earns interest at the rate of 6.31% and will mature in 2016. Both tranches of senior debt are secured by substantially all the assets of the Partnership on a pari passu basis.

The subordinated loan earns an interest rate of 12.5%, the principal matures in 2036 but is repayable by the Partnership in whole or in part at any time after 2016, without a pre-payment premium. The subordinated loan is secured by substantially all the assets of the Partnership but is subordinated to the senior debt.

A second tranche of subordinated loan for an amount equal to the amounts outstanding on Tranche 2 of the senior debt but no greater than $17,000 will be advanced in 2016 by the Company. The proceeds from this additional subordinated debt are required to be used to repay Tranche 2 of the Partnership’s senior debt, including APUC’s portion.

In connection with the subordinated debt facility, the Company has been granted an option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its subordinated loan of up to $19,500, exercisable for a period of 90 days commencing in 2016. The fair value of the conversion option as at December 31, 2011 was determined to be negligible.

During the year ended December 31, 2011, APUC advanced $6,900 of the senior debt to the Partnership. As of December 31, 2011 APUC has funded a total of $13,000 (December 31, 2010 - $6,100) of the senior debt and $6,565 (December 31, 2010 - $6,565) of the subordinated debt.

(b)	Silverleaf Resorts Inc – Hill County

On July 29, 2010, Liberty Water, a wholly owned subsidiary of APUC, made an investment in its Hill Country facility, a part of Silverleaf Resorts Inc.’s (“SRI”) facilities in Comal County, Texas. The investment of $2,056 (U.S. $2,021) was made under an agreement with SRI to increase the capacity of a wastewater treatment facility to support the growth of the utility. This investment has been recorded in property, plant and equipment as additional capacity conveyed by SRI together with note receivable for funds advanced by APUC.

The note has a 10 year term and bears interest at 15.48%. The note is repayable in cash to the extent expansion does not form part of the rate base of the utility during the 10 year term. To the extent that the cost of the expansion becomes part of the rate base of the utility, the note will be assigned as payment to Silverleaf for the expansion costs with the excess received in cash.